Patents net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Patents, net
Patents	$ 39,371,317	$ 245,898
Less: Accumulated Amortization	(2,042,126)	(65,270)
Patents, Net	$ 37,329,191	$ 180,628